Investment Strategy	Oct. 23, 2025
STKd 100% Bitcoin & 100% Gold ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Effective immediately, the following disclosure is added to the section of the Summary Prospectus and Prospectus titled “Principal Investment Strategies.”

The Fund may utilize options strategies, including purchasing long call options and selling (writing) put options, that are designed to provide synthetic exposure to the share price returns of one or more Underlying Funds that provide exposure to bitcoin or gold. The Fund may also utilize options strategies with respect to indices that are designed to reflect the price returns of bitcoin or gold.

A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. To the extent the Fund utilizes FLexible EXchange® (“FLEX”) options, which provide the ability to customize key contract terms, the Fund is able to reduce the possibility of a written option being assigned at an inopportune time.